LEASE LIABILITIES - Disclosure for maturity of lease liability on contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 1,265	$ 1,162
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	337	263
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	831	637
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 97	$ 262